Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.43%)	2.27%
Net Unrealized Appreciation/(Depreciation)	$ (3,030,271)	$ 5,065,066
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.39%	1.53%
Net Unrealized Appreciation/(Depreciation)	$ 834,126	$ 3,403,431
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.82%)	0.74%
Net Unrealized Appreciation/(Depreciation)	$ (3,864,397)	$ 1,661,635
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.80%	1.61%
Net Unrealized Appreciation/(Depreciation)	$ 3,811,167	$ 3,596,861
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.21%	0.03%
Net Unrealized Appreciation/(Depreciation)	$ 2,568,516	$ 63,669
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (5,320)	$ (2,530)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.92%)	1.00%
Net Unrealized Appreciation/(Depreciation)	$ (1,939,935)	$ 2,235,827
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 2,141
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.06%
Net Unrealized Appreciation/(Depreciation)	$ 118,719
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.98%)
Net Unrealized Appreciation/(Depreciation)	$ (2,060,795)
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ 1,910
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.22%	0.05%
Net Unrealized Appreciation/(Depreciation)	$ 2,582,552	$ 126,739
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.04%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 83,760	$ (9,610)
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.25%	0.53%
Net Unrealized Appreciation/(Depreciation)	$ 521,594	$ 1,180,856
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.26%	(0.31%)
Net Unrealized Appreciation/(Depreciation)	$ 558,799	$ (683,199)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.41%)	(0.08%)
Net Unrealized Appreciation/(Depreciation)	$ (2,977,041)	$ (193,430)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.13%)	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ (266,670)	$ (93,838)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.03%	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 62,575	$ 31,414
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.11%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ 226,616	$ (31,386)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (6,580)	$ (2,700)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.31%)	0.10%
Net Unrealized Appreciation/(Depreciation)	$ (2,762,805)	$ 220,431
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.03%)	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (61,396)	$ (7,206)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.08%)	(0.14%)
Net Unrealized Appreciation/(Depreciation)	$ (168,781)	$ (310,145)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(2.08%)	1.05%
Net Unrealized Appreciation/(Depreciation)	$ (4,423,196)	$ 2,344,834